Investment Securities - Additional Information on Securities in a Continuous Loss Position (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Security	Dec. 31, 2015 USD ($) Security
Schedule of Available-for-sale Securities
Number of debt securities with unrealized losses | Security	252	397
Debt securities with unrealized losses (percentage of amortized cost)	1.79%	1.10%
Number of securities | Security	31	43
Amortized cost basis	$ 116,886	$ 241,561
Unrealized loss	$ 3,164	$ 5,996
Fannie Mae, Freddie Mac, or Ginnie Mae
Schedule of Available-for-sale Securities
Number of securities | Security	28	40
Amortized cost basis	$ 112,983	$ 236,800
Unrealized loss	$ 3,111	$ 5,895
Political Subdivisions
Schedule of Available-for-sale Securities
Number of securities | Security	0	2
Amortized cost basis	$ 0	$ 4,253
Unrealized loss	$ 0	$ 92
Other
Schedule of Available-for-sale Securities
Number of securities | Security	3	1
Amortized cost basis	$ 3,903	$ 508
Unrealized loss	$ 53	$ 9